SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2011 day category
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of categories for debt and equity securities	3
SHORT-TERM INVESTMENTS
Maximum original maturities of money market funds included in short-term investments (in days)	90
Available-For-Sale Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	81.00%
Held-to-Maturity Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	19.00%
Trading Securities | Maximum
INVESTMENTS
Classification of debt securities portfolio (as a percent)	1.00%